Share-based compensation (Tables)	12 Months Ended
Jun. 30, 2025
Share-based compensation
Summary of capital reserve related to stock options and restricted stock awards

	Year ended June 30,
(in € thousands)	2024	2025

Classified within capital reserve (beginning of year)	158,453	175,591
Expense related to:	17,137	12,441
Share Options (Alignment Grant)	13,351	4,178
Restricted Shares	581	495
Restricted Share Units	2,292	4,074
Employee Share Purchase Program	18	21
Share Option (SO Award)	896	3,673
Classified within capital reserve (end of year)	175,591	188,032

IPO Related One-Time Award Package
Share-based compensation
Summary of main features of share-based compensation arrangement

Type of arrangement	Alignment Award	Restoration Award
Type of Award	Share Options	Phantom Shares
Date of first grant	January 20, 2021	January 20, 2021
Number granted	6,478,761	1,875,677
Vesting conditions	25% graded vesting of the granted share options in each of the next four years of service from grant date	The restoration awards are fully vested on the Grant Date.

Alignment Award
Share-based compensation
Summary of inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans

Black Scholes Model - Weighted Average Values	Tranche I		Tranche II		Tranche III
Weighted average fair value	$25.42		$22.93		$20.68
Exercise price	$5.79		$8.68		$11.58
Weighted average share price	$31.00		$31.00		$31.00
Expected volatility	60%		60%		60%
Expected life	2.32	years	2.32	years	2.32	years
Risk free rate	0.0%		0.0%		0.0%
Expected dividends	—		—		—

Summary of number and weighted-average exercise prices of share options

	Alignment award
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2023	6,197,415	8.55
Forfeited	134,325	7.84
Exercised	—	N/A
June 30, 2024	6,063,090	8.57

June 30, 2024	6,063,090	8.57
Forfeited	215,529	11.58
Exercised	1,194,084	5.79
June 30, 2025	4,653,477	9.09

Supervisory Board Award (Restricted Shares)
Share-based compensation
Summary of main features of share-based compensation arrangement

Type of arrangement	Supervisory Board Members plan
Type of Award	Restricted Shares / Restricted Share Units
Date of first grant	February 9, 2022	July 1, 2022	May 8, 2023	September 5, 2023	November 8, 2023	November 12, 2024
Number granted	22,880	11,467	67,264	11,478	149,147	85,502
Vesting conditions	The restricted shares vested in full on February 8, 2023.	The restricted shares vested in full on June 30, 2023	The restricted shares Units vested in full on May 8, 2024	The restricted shares Units vested in full on September 5, 2024	The restricted shares Units vested in full on November 8, 2024	The restricted share units are scheduled to vest in full on November 12, 2025

Long-Term Incentive Plan
Share-based compensation
Summary of main features of share-based compensation arrangement

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Time-vesting RSUs
Service commencement date	July 1, 2021	July 1, 2022	July 1, 2023	July 1, 2024	Oct. 1, 2024
Grant date	July 1, 2021	July 1, 2022	Nov. 8, 2023	July 1, 2024	Oct. 1, 2024
Number granted	62,217	255,754	1,696,022	1,252,241	102,740
Vesting conditions	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Vest in full on July 1, 2025

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Non-market performance RSUs				Stock options
Service commencement date	July 1, 2021	July 1, 2022	July 1, 2023	July 1, 2024	July 1, 2023	July 1, 2024
Grant date	July 1, 2021	July 1, 2022	Nov. 8, 2023	July 1, 2024	Various dates[1]	July 1, 2024
Number granted	108,947	418,352	1,417,103	1,043,193	3,605,301	3,277,477
Vesting conditions	3 year’s services from grant date and achievement of a certain level of cumulative gross profit.	3 year’s services from grant date and achievement of a certain level of cumulative gross profit.	3 year’s services from service commencement date and achievement of a certain level of cumulative GMV growth and Adjusted EBITDA margin.	3 year’s services from service commencement date and achievement of a certain level of cumulative GMV growth and Adjusted EBITDA margin.	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date.	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date.

Summary of inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans

	Grant date		Grant date		Grant date
Black Scholes Model - Weighted Average Values	November 8, 2023		December 15, 2023		July 1, 2024
Weighted average fair value	$0.64		$0.65		$1.82
Exercise price	$4.00		$4.00		$5.07
Weighted average share price	$3.41		$3.55		$5.07
Expected volatility	45.83%		45.32%		64.47%
Expected life	1.65	years	1.55	years	1.97	years
Risk free rate	3.00%		2.37%		2.88%
Expected dividends	—		—		—

Summary of number and weighted-average exercise prices of share options

	Share Options under the Long-Term
	Incentive Plan
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2023	—	—
Forfeited	296,235	4.00
Granted	3,605,301	4.00
June 30, 2024	3,309,066	4.00

June 30, 2024	3,309,066	4.00
Forfeited	12,997	4.53
Granted	3,277,477	5.07
Exercised	195,297	4.00
June 30, 2025	6,378,249	4.55